UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     October 19, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $488,439 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     7744   274426 SH       SOLE                   274426        0        0
ALBERTSONS INC                 COM              013104104     4489   175000 SH       SOLE                   175000        0        0
AMERICAN INTL GROUP INC        COM              026874107     5762    93000 SH       SOLE                    93000        0        0
ANADARKO PETE CORP             COM              032511107    48880   510500 SH       SOLE                   510500        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     2174  1463671 SH       SOLE                  1463671        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      562    17100 SH       SOLE                    17100        0        0
COMCAST CORP NEW               CL A             20030N101    25190   859000 SH       SOLE                   859000        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     5475   166000 SH       SOLE                   166000        0        0
CROSSTEX ENERGY INC            COM              22765Y104     1085    17000 SH       SOLE                    17000        0        0
CROWN HOLDINGS INC             COM              228368106    13406   841000 SH       SOLE                   841000        0        0
DELPHI CORP                    COM              247126105     6499  2354800 SH       SOLE                  2354800        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    27864   942300 SH       SOLE                   942300        0        0
FEDERAL NATL MTG ASSN          COM              313586109    48954  1092240 SH       SOLE                  1092240        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    37260  2160000 SH       SOLE                  2160000        0        0
HUNTSMAN CORP                  COM              447011107    26747  1368140 SH       SOLE                  1368140        0        0
LOUISIANA PAC CORP             COM              546347105    26352   951675 SH       SOLE                   951675        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     9374   230600 SH       SOLE                   230600        0        0
NEW CENTURY FINANCIAL CORP M   COM              6435EV108     9158   252500 SH       SOLE                   252500        0        0
NEW SKIES SATELLITES HLDGS     SHS              G64865101    10721   509300 SH       SOLE                   509300        0        0
NOVELIS INC                    COM              67000X106     5088   237300 SH       SOLE                   237300        0        0
NRG ENERGY INC                 COM NEW          629377508     4243    99600 SH       SOLE                    99600        0        0
NTL INC DEL                    COM              62940M104    68206  1021044 SH       SOLE                  1021044        0        0
PFIZER INC                     COM              717081103     7741   310000 SH       SOLE                   310000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     4241   178351 SH       SOLE                   178351        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     2196    47000 SH       SOLE                    47000        0        0
THORNBURG MTG INC              COM              885218107    10240   408600 SH       SOLE                   408600        0        0
TIME WARNER INC                COM              887317105    19428  1072800 SH       SOLE                  1072800        0        0
TYCO INTL LTD NEW              COM              902124106    16833   604400 SH       SOLE                   604400        0        0
VERIZON COMMUNICATIONS         COM              92343V104    32527   995000 SH       SOLE                   995000        0        0